June 23, 2009

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:       Evergreen Fixed Income Trust (the "Trust")

                        Evergreen Core Plus Bond Fund (the “Fund”)

                        Post-Effective Amendment No. 42 to Registration Statement

No. 333-37433/811-08415

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of the Fund’s prospectus and SAI that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 42 to Registration Statement No. 333-37433/811-08415) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on June 19, 2009.

If you have any questions or would like further information, please call Regina Brown at (617) 210-3687.

Very truly yours,

/s/ Maureen Towle

Maureen Towle

Assistant Secretary